Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 24, 2022 were available to be issued. Except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On February 11, 2022, SPK entered into a Merger Agreement (the “Merger Agreement”) by and among Varian Biopharmaceuticals, Inc., a Florida corporation (“Varian Bio”), SPK, and SPK Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of SPK (“Merger Sub”). Pursuant to the terms of the Merger Agreement, a business combination between SPK and Varian Bio will be effected through the merger of Merger Sub with and into Varian Bio with Varian Bio surviving the merger as a wholly owned subsidiary of SPK (the “Merger”). The board of directors of SPK has (i) approved and declared advisable the Merger Agreement, the Additional Agreements (as defined in the Merger Agreement) and the transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of SPK.

The Merger is expected to be consummated after obtaining the required approval by the stockholders of SPK and Varian Bio and the satisfaction of certain other customary closing conditions.